Submission	Sep. 24, 2026
Submission [Line Items]
Central Index Key	0001190935
Registrant Name	PIMCO CORPORATE & INCOME OPPORTUNITY FUND
Registration File Number	333-299111
Form Type	N-2
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES